Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 9.5%
Banco de Bogota SA	2,868	$44,801
Bancolombia SA	267,650	1,802,136
Grupo Aval Acciones y Valores SA	92,073	27,402

		1,874,339

Capital Markets — 2.4%
Bolsa de Valores de Colombia	170,365	468,934

Construction & Engineering — 1.3%
Construcciones El Condor SA	537,445	126,944
Constructora Conconcreto SA(a)	1,385,713	127,638

		254,582

Construction Materials — 7.4%
Cementos Argos SA	177,735	167,541
CEMEX Latam Holdings SA(a)	808,732	338,700
Grupo Argos SA	169,776	397,810
Tecnoglass Inc.	112,191	550,858

		1,454,909

Diversified Financial Services — 4.9%
Corp. Financiera Colombiana SA(a)	34,293	240,137
Grupo de Inversiones Suramericana SA	149,266	731,666

		971,803

Electric Utilities — 9.2%
Celsia SA ESP	119,467	131,277
Enel Americas SA	5,365,430	776,295
Interconexion Electrica SA ESP	172,296	909,518

		1,817,090

Food Products — 4.4%
Grupo Nutresa SA	145,195	866,566

Gas Utilities — 4.6%
Grupo Energia Bogota SA ESP(a)	1,486,392	872,710
Promigas SA ESP	19,587	36,400

		909,110

Metals & Mining — 2.2%
Mineros SA	488,367	441,943

Oil, Gas & Consumable Fuels — 29.6%
Canacol Energy Ltd.(b)	305,300	848,178
Ecopetrol SA	7,702,831	4,128,419
Empresas COPEC SA	135,779	851,570

		5,828,167

Total Common Stocks — 75.5% (Cost: $16,585,246)		14,887,443

Security	Shares	Value

Preferred Stocks

Banks — 22.5%
Banco Davivienda SA, Preference Shares, NVS	124,356	$820,565
Bancolombia SA, Preference Shares, NVS	458,924	3,040,578
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	2,551,612	577,951

		4,439,094

Construction Materials — 0.8%
Cementos Argos SA, Preference Shares, NVS	38,733	29,783
Grupo Argos SA/Colombia, Preference Shares, NVS	60,110	124,657

		154,440

Diversified Financial Services — 0.3%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	17,071	69,701

Total Preferred Stocks — 23.6% (Cost: $5,649,090)		4,663,235

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	496,673	497,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	10,000	10,000

		507,419

Total Short-Term Investments — 2.6% (Cost: $507,241)		507,419

Total Investments in Securities — 101.7% (Cost: $22,741,577)		20,058,097

Other Assets, Less Liabilities — (1.7)%		(340,921)

Net Assets — 100.0%		$19,717,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Colombia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	496,673	496,673	$497,419	$376	(b)	$91		$178
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	10,000	10,000	292		—		—

				$507,419	$668		$91		$178

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,860,041	$27,402	$—	$14,887,443
Preferred Stocks	4,663,235	—	—	4,663,235
Money Market Funds	507,419	—	—	507,419

	$20,030,695	$27,402	$—	$20,058,097

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2